Employee Benefit Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Percentage of employee contribution matching contribution	100.00%	50.00%
Percentage of employee contribution	3.00%	2.00%
Employee contribution amount	$ 188,000	$ 139,000